Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 11, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of DWS Alternative Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund (the “Funds”), each a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing; i.e., April 29, 2011. No fees are required in connection with this filing.

The Amendment reflects the reorganization of each of DWS Alternative Asset Allocation Plus Fund and DWS Lifecycle Long Range Fund (each, a “Predecessor Fund”) into a newly created corresponding shell series of the Trust (i.e., its corresponding New Fund), which New Fund is substantially similar in all material respects to its respective Predecessor Fund.  The Predecessor Fund for DWS Alternative Asset Allocation Plus Fund is a series of DWS Equity Trust (Securities Act File No. 333-43815, Investment Company Act File No. 811-08599).  The Predecessor Fund for DWS Lifecycle Long Range Fund is a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760).

The Board of the Trust, DWS Advisor Funds and DWS Equity Trust has approved the proposed reorganizations. The Board of each of the Predecessor Funds has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganizations are intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

Each New Fund has the same investment objectives, policies, and operations as its corresponding Predecessor Fund and will offer the same classes of shares.  The prospectus and statement of additional information for each New Fund are identical to the currently effective prospectuses and statements of additional information of the New Fund’s corresponding Predecessor Fund, except to note that the New Fund is newly offered and to provide updates to the disclosure as necessary.

In addition, the Amendment includes disclosure relating to QS Investors, LLC, the new sub-advisor to the Funds.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray